Subsequent Events - Additional Information (Detail) - USD ($)	Aug. 12, 2021	Mar. 12, 2021	Nov. 12, 2020
GS Acquisition Holdings Corp II [Member]
Subsequent Event [Line Items]
Related party transaction, amounts of transaction			$ 2,000,000
Subsequent Event [Member] | Agreement To Pay Cost And Expenses [Member] | GS Acquisition Holdings Corp II [Member]
Subsequent Event [Line Items]
Cut off date for the consummation of business combination	Jul. 02, 2022
Subsequent Event [Member] | Sponsor [Member] | Working Capital Loan [Member] | GS Acquisition Holdings Corp II [Member]
Subsequent Event [Line Items]
Proceeds from Other Short-term Debt		$ 1,500,000
Subsequent Event [Member] | Maximum [Member] | GSAH [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	$ 15,000,000.0
Subsequent Event [Member] | Maximum [Member] | Sponsor [Member] | Agreement To Pay Cost And Expenses [Member] | GS Acquisition Holdings Corp II [Member]
Subsequent Event [Line Items]
Related party transaction, amounts of transaction	$ 15,000,000